Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Quarterly Financial Data [Abstract]
Net (Loss) Attributable to Common Stockholders (in USD)	$ 13,709	$ (89)	$ 0	$ (89)	$ 17,952
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share	$ 0.55	$ (0.01)	$ 0.00	$ (0.01)	$ 1.03
Earnings Per Share, Diluted [Abstract]
(Loss) Per Diluted Share	$ 0.53	$ (0.01)	$ 0.00	$ (0.01)	$ 0.98